Supplemental Information on Oil, Natural Gas, and NGL Producing Activities - Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisition costs of properties:
Proved properties	$ 214,647	$ 1,079	$ 2,291
Unproved properties	1,018,978	93,705	42,266
Exploratory	8,538
Development costs	390,991	152,284	24,446
Costs incurred	$ 1,633,154	$ 247,068	$ 69,003